Ordinary shares	12 Months Ended
Dec. 31, 2025
Ordinary shares.
Ordinary shares

19.Ordinary shares

During the year ended December 31, 2023, 2,454,365 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, no Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2023, 82,696,852 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

During the year ended December 31, 2024, 2,043,276 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, no Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2024, 74,845,398 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

During the year ended December 31, 2025, 2,151,869 Class A ordinary shares were issued for the vested restricted share units. Besides, no Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2025, 73,146,779 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

19.Ordinary shares (continued)

In August, 2023, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$100 million of its ADSs or ordinary shares over a 12-month period. In August 2024, the Board authorized an extension of the expiry date of the share repurchase program to March 31, 2025. In March 2025, the Board has authorized another extension of the share repurchase program to March 31, 2026. During the years ended December 31, 2023, 2024 and 2025, the Company had repurchased 9,158,997 ADSs, 9,894,730 ADSs and 3,850,488 ADSs with an aggregate of US$29 million (equivalent to RMB206,345), US$35 million (equivalent to RMB248,332) and US$12 million (equivalent to RMB85,980) under this program, of which RMB202,422, RMB247,890 and RMB90,345 has been paid.